INCOME TAXES	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE – 11 INCOME TAXES

The provision for income taxes consisted of the following:

Six Months ended September 30,
	2022	2023	2023
	HKD	HKD	USD

Current tax	$-	$-	$-
Deferred tax	-	$-	$-

Income tax expense	$-	$-	$-

The effective tax rate in the six months presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rate. The Company’s subsidiaries mainly operate in Hong Kong that are subject to taxes in the jurisdictions in which they operate, as follows:

Cayman Islands

Under the current laws of the Cayman Islands, ROMA is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

BVI

LTV is considered to be an exempted British Virgin Islands Company and is presently not subject to income taxes or income tax filing requirements in the British Virgin Islands.

Hong Kong

RRA is incorporated in Hong Kong and are subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. RRA did not make any provisions for Hong Kong profits tax as there were no taxable profits derived from or earned in Hong Kong since inception.

The reconciliation of income tax rate to the effective income tax rate based on loss before income taxes for the six months ended September 30, 2022 and 2023 are as follows:

	Six Months ended September 30,
	2022	2023	2023
	HKD	HKD	USD

Loss before income taxes	$(713,302)	$(2,048,347)	$337,977
Statutory income tax rate	16.5%	16.5%	16.5%
Income tax expense at statutory rate	(117,695)	(337,977)	(43,330)
Items not subject to taxes	(54,410)	-	-
Items not deductible from tax	-	13,036	1,671
Property and equipment	(2,154)	-	-
Valuation allowance	174,259	324,941	41,659

Income tax expense	$-	$-	$-

The following table sets forth the significant components of the deferred tax assets of the Company as of March 31, 2023 and September 30, 2023:

	March 31,	September 30,
	2023	2023	2023
	HKD	HKD	USD
	(Audited)
Deferred tax assets:
Net operating loss carry forwards	$576,546	$903,514	$115,835
Less: valuation allowance	(576,546)	(903,514)	(115,835)

	$-	$-	$-

As of September 30, 2023, Hong Kong operations incurred HKD5,475,840 (USD702,031) of cumulative net operating losses which can be carried forward to offset future taxable income. There is no expiry in net operating loss carryforwards under Hong Kong tax regime. The valuation allowance is reviewed annually.

ROMA GREEN FINANCE LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2022 AND 2023

Singapore

Roma (S) is incorporated in Singapore and is subject to Singapore Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first SGD10,000 (approximately HKD57,369) taxable income and 50% of the next SGD190,000 (approximately HKD1,099,011 taxable income are exempted from income tax. Roma (S) did not generate any operating income during the six months ended September 30, 2022 and 2023, hence, no income tax expense is provided.

Uncertain tax positions

The Company evaluates the uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of September 30, 2023, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the six months ended September 30, 2022 and 2023 and also did not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from September 30, 2023.

NOTE – 10 INCOME TAXES

The provision for income taxes consisted of the following:

	Years ended March 31,
	2022	2023	2023
	HKD	HKD	USD

Current	$-	$2,509	$322
Deferred	-	-	-

Total income tax expense	$-	$2,509	$322

The effective tax rate in the years presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rate. The Company’s subsidiaries mainly operate in Hong Kong that are subject to taxes in the jurisdictions in which they operate, as follows:

Cayman Islands

Under the current laws of the Cayman Islands, ROMA is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

BVI

LTV is considered to be an exempted British Virgin Islands Company and is presently not subject to income taxes or income tax filing requirements in the British Virgin Islands.

Hong Kong

RRA is incorporated in Hong Kong and are subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. RRA did not make any provisions for Hong Kong profits tax as there were no assessable profits derived from or earned in Hong Kong since inception.

The reconciliation of income tax rate to the effective income tax rate based on loss before income taxes for the years ended March 31, 2022 and 2023 are as follows:

	Years ended March 31,
	2022	2023	2023
	HKD	HKD	USD

Loss before income taxes	$(986,487)	$(1,039,994)	$(133,332)
Statutory income tax rate	16.5%	16.5%	16.5%
Income tax benefit at statutory rate	(162,770)	(171,599)	(22,000)
Items not subject to taxes	(124,491)	(60,838)	(7,799)
Items not deductible from tax	96	-	-
Property and equipment	(8,100)	4,052	519
Valuation allowance	295,265	228,385	29,280
Under provision of prior years	-	2,509	322

Income tax expense	$-	$2,509	$322

Singapore

Roma (S) is incorporated in Singapore and is subject to Singapore Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first SGD10,000 (approximately HKD57,843) taxable income and 50% of the next SGD190,000 (approximately HKD1,099,017) taxable income are exempted from income tax. Roma (S) did not generate any income during the years ended March 31, 2022 and 2023, hence, no income tax expense is provided.

The following table sets forth the significant components of the deferred tax assets of the Company as of March 31, 2022 and 2023:

	As of March 31,
	2022	2023	2023
	HKD	HKD	USD

Deferred tax assets:
Net operating loss carry forwards	$348,160	$576,546	$73,916
Less: valuation allowance	(348,160)	(576,546)	(73,916)

	$-	$-	$-

As of March 31, 2023, Hong Kong operations incurred HKD3,494,218 (USD447,977) of cumulative net operating losses which can be carried forward to offset future taxable income. There is no expiry in net operating loss carryforwards under Hong Kong tax regime. The valuation allowance is reviewed annually.

Uncertain tax positions

The Company evaluates the uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of March 31, 2022 and 2023, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the years ended March 31, 2022 and 2023 and also did not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from March 31, 2023.